Provisions for retirement benefit obligations - Changes in the net provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions for retirement benefit obligations
Provision at beginning of period	€ (1,762)	€ (1,559)	€ (1,234)
Other changes (IFRIC - IAS 19)		59
Gain / (Expense) for the period	858	(261)	(228)
Actuarial gains or losses recognized in other comprehensive income	149	(1)	(97)
Provision at end of period	€ (755)	€ (1,762)	€ (1,559)